Bonds and Loans (Tables)	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Debt instruments

	JPY (millions) As of March 31
	2019	2020
Bonds	¥3,196,365	¥3,204,965
Short-term loans	500,002	5,014
Long-term loans	2,054,584	1,883,325
Total	¥5,750,951	¥5,093,304
Non-current	¥4,766,005	¥4,506,487
Current	¥984,946	¥586,817
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2019	As of March 31, 2020	Interest rate (%)
14th Unsecured Straight Bonds	¥60,000	¥59,992	¥—	0.540%	Jul 2019
15th Unsecured Straight Bonds	¥60,000	59,968	59,993	0.704%	Jul 2020
Hybrid subordinated bonds	¥500,000	—	496,773	1.720% per annum through October 6, 2024 and 6 months LIBOR + margin (1.750-2.750%) thereafter	June 2079
USD Unsecured Senior Notes	$500	55,129	54,129	2.450%	Jan 2022
2018 EUR Unsecured Senior Notes – variable rate	€1,750	216,717	208,229	3 month EURIBOR + margin (0.550-1.100%)	Nov 2020 - Nov 2022
2018 EUR Unsecured Senior Notes – fixed rate	€5,750	708,860	681,244	0.375-3.000%	Nov 2020 - Nov 2030
2018 USD Unsecured Senior Notes – fixed rate	$ 5,500 as of March 31, 2019 $ 4,500 as of March 31, 2020	605,261	485,780	4.000-5.000%	Nov 2021 - Nov 2028
Unsecured Senior Notes Assumed in Shire Acquisition	$ 12,100 as of March 31, 2019 $ 8,800 as of March 31, 2020	1,278,490	910,252	2.400-3.200%	Sep 2021 - Sep 2026
Unsecured Senior Notes Assumed in Shire Acquisition	$ 1,925 as of March 31, 2019 $ 1,520 as of March 31, 2020	211,948	164,565	3.600-5.250%	Jun 2022 - Jun 2045
Commercial Paper	¥144,000	—	144,000		Apr 2020 - Jun 2020
Total		¥3,196,365	¥3,204,965
The composition of loans is as follows:

		JPY (millions) Carrying value			Maturity
Instrument	Principal amount in contractual currency (millions)	As of March 31, 2019	As of March 31, 2020	Interest rate (%)
Syndicated Loans 2013	¥120,000 as of March 31, 2019 ¥60,000 as of March 31, 2020	¥120,000	¥60,000	3 month LIBOR + 0.010%	Jul 2020
Syndicated Loans 2016	¥200,000	200,000	200,000	0.200–0.300%	Apr 2023 - Apr 2026
Syndicated Loans 2017	¥113,500	113,500	113,500	0.350%	Apr 2027
USD Syndicated Loans 2017	$1,500	165,599	162,442	6 month LIBOR + 0.500%	Apr 2027
Syndicated Loans 2019	¥500,000	500,000	—	1 month TIBOR + 0.100%	Jul 2019
USD Syndicated Loans 2019	$7,500 as of March 31, 2019 $6,800 as of March 31, 2020	819,482	720,581	LIBOR + variable margin (0.750-1.500%)	Jan 2024
USD Japan Bank for International Cooperation 2019	$3,700	409,346	401,450	6 month LIBOR + 0.600%	Dec 2025
Other		226,659	230,366
Total		¥2,554,586	¥1,888,339